Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [abstract]
Cash and balances at central banks	£ 125,940,000,000	£ 136,359,000,000	£ 171,036,000,000	[1]
Cash collateral and settlement balances	79,486,000,000	74,352,000,000
Loans and advances at amortised cost	141,636,000,000	136,959,000,000
Reverse repurchase agreements and other similar secured lending	1,731,000,000	1,613,000,000
Trading portfolio assets	113,337,000,000	104,038,000,000
Financial assets at fair value through the income statement	129,470,000,000	145,250,000,000
Derivative financial instruments	229,641,000,000	222,683,000,000
Financial assets at fair value through other comprehensive income	45,406,000,000	44,994,000,000
Total Assets	876,672,000,000	877,700,000,000
Liabilities [abstract]
Deposits at amortised cost	213,881,000,000	199,337,000,000
Cash collateral and settlement balances	67,682,000,000	67,736,000,000
Repurchase agreements and other similar secured borrowing	2,032,000,000	7,378,000,000
Debt securities in issue	33,536,000,000	39,063,000,000
Subordinated liabilities	33,425,000,000	35,327,000,000	24,193,000,000
Trading portfolio liabilities	35,212,000,000	36,614,000,000
Financial liabilities designated at fair value	204,446,000,000	217,741,000,000
Derivative financial liabilities	228,940,000,000	219,592,000,000
Total liabilities	826,057,000,000	829,989,000,000
Cumulative liquidity gap	50,615,000,000	47,711,000,000	£ 65,734,000,000
Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	125,940,000,000	136,359,000,000
Cash collateral and settlement balances	79,486,000,000	74,352,000,000
Loans and advances at amortised cost	141,636,000,000	136,959,000,000
Reverse repurchase agreements and other similar secured lending	1,731,000,000	1,613,000,000
Trading portfolio assets	113,337,000,000	104,038,000,000
Financial assets at fair value through the income statement	129,470,000,000	145,250,000,000
Derivative financial instruments	229,641,000,000	222,683,000,000
Financial assets at fair value through other comprehensive income	45,406,000,000	44,994,000,000
Other financial assets	614,000,000	699,000,000
Total financial assets	867,261,000,000	866,947,000,000
Other assets	9,411,000,000	10,753,000,000
Total Assets	876,672,000,000	877,700,000,000
Liabilities [abstract]
Deposits at amortised cost	213,881,000,000	199,337,000,000
Cash collateral and settlement balances	67,682,000,000	67,736,000,000
Repurchase agreements and other similar secured borrowing	2,032,000,000	7,378,000,000
Debt securities in issue	33,536,000,000	39,063,000,000
Subordinated liabilities	33,425,000,000	35,327,000,000
Trading portfolio liabilities	35,212,000,000	36,614,000,000
Financial liabilities designated at fair value	204,446,000,000	217,741,000,000
Derivative financial liabilities	228,940,000,000	219,592,000,000
Other financial liabilities	2,803,000,000	2,466,000,000
Total financial liabilities	821,957,000,000	825,254,000,000
Other liabilities	4,100,000,000	4,735,000,000
Total liabilities	826,057,000,000	829,989,000,000
Cumulative liquidity gap	50,615,000,000	47,711,000,000
On demand [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	125,065,000,000	134,824,000,000
Cash collateral and settlement balances	2,122,000,000	2,388,000,000
Loans and advances at amortised cost	11,396,000,000	8,902,000,000
Reverse repurchase agreements and other similar secured lending	13,000,000	31,000,000
Trading portfolio assets	113,337,000,000	104,038,000,000
Financial assets at fair value through the income statement	14,257,000,000	13,590,000,000
Derivative financial instruments	229,460,000,000	222,522,000,000
Financial assets at fair value through other comprehensive income	0	11,000,000
Other financial assets	307,000,000	333,000,000
Total financial assets	495,957,000,000	486,639,000,000
Liabilities [abstract]
Deposits at amortised cost	158,218,000,000	155,788,000,000
Cash collateral and settlement balances	3,077,000,000	3,446,000,000
Repurchase agreements and other similar secured borrowing	7,000,000	1,331,000,000
Debt securities in issue	0	26,000,000
Subordinated liabilities	0	0
Trading portfolio liabilities	35,212,000,000	36,614,000,000
Financial liabilities designated at fair value	13,952,000,000	14,280,000,000
Derivative financial liabilities	228,338,000,000	219,527,000,000
Other financial liabilities	217,000,000	141,000,000
Total financial liabilities	439,021,000,000	431,153,000,000
Cumulative liquidity gap	56,936,000,000	55,486,000,000
Not more than three months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	766,000,000	1,353,000,000
Cash collateral and settlement balances	77,361,000,000	71,909,000,000
Loans and advances at amortised cost	10,376,000,000	9,674,000,000
Reverse repurchase agreements and other similar secured lending	1,449,000,000	550,000,000
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	90,292,000,000	112,648,000,000
Derivative financial instruments	49,000,000	0
Financial assets at fair value through other comprehensive income	3,176,000,000	2,474,000,000
Other financial assets	168,000,000	303,000,000
Total financial assets	183,637,000,000	198,911,000,000
Liabilities [abstract]
Deposits at amortised cost	39,831,000,000	29,273,000,000
Cash collateral and settlement balances	64,592,000,000	64,283,000,000
Repurchase agreements and other similar secured borrowing	1,489,000,000	5,560,000,000
Debt securities in issue	12,418,000,000	13,718,000,000
Subordinated liabilities	207,000,000	306,000,000
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	128,078,000,000	144,561,000,000
Derivative financial liabilities	0	10,000,000
Other financial liabilities	1,388,000,000	1,982,000,000
Total financial liabilities	248,003,000,000	259,693,000,000
Cumulative liquidity gap	(7,430,000,000)	(5,296,000,000)
Over three months but not more than six months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	109,000,000	118,000,000
Cash collateral and settlement balances	3,000,000	27,000,000
Loans and advances at amortised cost	9,764,000,000	6,047,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	13,969,000,000	7,108,000,000
Derivative financial instruments	0	6,000,000
Financial assets at fair value through other comprehensive income	1,672,000,000	1,361,000,000
Other financial assets	126,000,000	56,000,000
Total financial assets	25,643,000,000	14,723,000,000
Liabilities [abstract]
Deposits at amortised cost	7,127,000,000	6,062,000,000
Cash collateral and settlement balances	13,000,000	5,000,000
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	4,601,000,000	5,740,000,000
Subordinated liabilities	834,000,000	0
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	10,890,000,000	6,809,000,000
Derivative financial liabilities	0	0
Other financial liabilities	19,000,000	0
Total financial liabilities	23,484,000,000	18,616,000,000
Cumulative liquidity gap	(5,271,000,000)	(9,189,000,000)
Over six months and not later than nine months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	4,513,000,000	3,882,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,431,000,000	3,124,000,000
Derivative financial instruments	0	1,000,000
Financial assets at fair value through other comprehensive income	817,000,000	1,119,000,000
Other financial assets	0	0
Total financial assets	8,761,000,000	8,126,000,000
Liabilities [abstract]
Deposits at amortised cost	2,291,000,000	2,410,000,000
Cash collateral and settlement balances	0	2,000,000
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	3,262,000,000	4,361,000,000
Subordinated liabilities	397,000,000	78,000,000
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,519,000,000	9,050,000,000
Derivative financial liabilities	8,000,000	0
Other financial liabilities	18,000,000	0
Total financial liabilities	12,495,000,000	15,901,000,000
Cumulative liquidity gap	(9,005,000,000)	(16,964,000,000)
Over nine months and not later than one year [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	64,000,000
Cash collateral and settlement balances	0	22,000,000
Loans and advances at amortised cost	6,227,000,000	5,497,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,150,000,000	2,279,000,000
Derivative financial instruments	0	4,000,000
Financial assets at fair value through other comprehensive income	455,000,000	2,041,000,000
Other financial assets	13,000,000	7,000,000
Total financial assets	7,845,000,000	9,914,000,000
Liabilities [abstract]
Deposits at amortised cost	3,147,000,000	2,314,000,000
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	3,036,000,000	4,235,000,000
Subordinated liabilities	832,000,000	45,000,000
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	3,797,000,000	3,577,000,000
Derivative financial liabilities	0	0
Other financial liabilities	16,000,000	0
Total financial liabilities	10,828,000,000	10,171,000,000
Cumulative liquidity gap	(11,988,000,000)	(17,221,000,000)
Later than one year and not later than two years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	2,000,000
Loans and advances at amortised cost	17,780,000,000	19,601,000,000
Reverse repurchase agreements and other similar secured lending	77,000,000	586,000,000
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,082,000,000	3,921,000,000
Derivative financial instruments	7,000,000	14,000,000
Financial assets at fair value through other comprehensive income	3,510,000,000	5,535,000,000
Other financial assets	0	0
Total financial assets	22,456,000,000	29,659,000,000
Liabilities [abstract]
Deposits at amortised cost	1,102,000,000	1,160,000,000
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	3,000,000
Debt securities in issue	2,989,000,000	4,373,000,000
Subordinated liabilities	7,999,000,000	1,951,000,000
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,968,000,000	10,365,000,000
Derivative financial liabilities	36,000,000	3,000,000
Other financial liabilities	777,000,000	343,000,000
Total financial liabilities	19,871,000,000	18,198,000,000
Cumulative liquidity gap	(9,403,000,000)	(5,760,000,000)
Later than two years and not later than three years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	18,460,000,000	18,900,000,000
Reverse repurchase agreements and other similar secured lending	190,000,000	446,000,000
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	313,000,000	154,000,000
Derivative financial instruments	21,000,000	11,000,000
Financial assets at fair value through other comprehensive income	4,305,000,000	2,402,000,000
Other financial assets	0	0
Total financial assets	23,289,000,000	21,913,000,000
Liabilities [abstract]
Deposits at amortised cost	536,000,000	694,000,000
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	131,000,000	982,000,000
Subordinated liabilities	6,836,000,000	8,269,000,000
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,235,000,000	5,689,000,000
Derivative financial liabilities	41,000,000	3,000,000
Other financial liabilities	29,000,000	0
Total financial liabilities	13,808,000,000	15,637,000,000
Cumulative liquidity gap	78,000,000	516,000,000
Over three years but not more than five years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	4,000,000
Loans and advances at amortised cost	26,294,000,000	25,858,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	888,000,000	286,000,000
Derivative financial instruments	1,000,000	11,000,000
Financial assets at fair value through other comprehensive income	9,737,000,000	7,290,000,000
Other financial assets	0	0
Total financial assets	36,920,000,000	33,449,000,000
Liabilities [abstract]
Deposits at amortised cost	530,000,000	541,000,000
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	470,000,000	0
Debt securities in issue	3,444,000,000	1,152,000,000
Subordinated liabilities	7,627,000,000	11,850,000,000
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	7,702,000,000	7,116,000,000
Derivative financial liabilities	42,000,000	3,000,000
Other financial liabilities	86,000,000	0
Total financial liabilities	19,901,000,000	20,662,000,000
Cumulative liquidity gap	17,097,000,000	13,303,000,000
Over five years and not later than ten years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	14,565,000,000	15,019,000,000
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,803,000,000	535,000,000
Derivative financial instruments	78,000,000	93,000,000
Financial assets at fair value through other comprehensive income	17,544,000,000	17,387,000,000
Other financial assets	0	0
Total financial assets	33,990,000,000	33,034,000,000
Liabilities [abstract]
Deposits at amortised cost	545,000,000	349,000,000
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	484,000,000
Debt securities in issue	3,366,000,000	4,278,000,000
Subordinated liabilities	4,784,000,000	5,940,000,000
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	7,127,000,000	4,415,000,000
Derivative financial liabilities	88,000,000	3,000,000
Other financial liabilities	183,000,000	0
Total financial liabilities	16,093,000,000	15,469,000,000
Cumulative liquidity gap	34,994,000,000	30,868,000,000
Over ten years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	22,261,000,000	23,579,000,000
Reverse repurchase agreements and other similar secured lending	2,000,000	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,285,000,000	1,605,000,000
Derivative financial instruments	25,000,000	21,000,000
Financial assets at fair value through other comprehensive income	4,190,000,000	5,374,000,000
Other financial assets	0	0
Total financial assets	28,763,000,000	30,579,000,000
Liabilities [abstract]
Deposits at amortised cost	554,000,000	746,000,000
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	66,000,000	0
Debt securities in issue	289,000,000	198,000,000
Subordinated liabilities	3,909,000,000	6,888,000,000
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	13,178,000,000	11,879,000,000
Derivative financial liabilities	387,000,000	43,000,000
Other financial liabilities	70,000,000	0
Total financial liabilities	18,453,000,000	19,754,000,000
Cumulative liquidity gap	£ 45,304,000,000	£ 41,693,000,000

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.